Financial instruments - Summary of Changes in Unrealized Gains (Losses) Recognized in Net Income for Level 3 Assets and Liabilities (Detail) - Recurring fair value measurement [member] - Level 3 of fair value hierarchy [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Contingent Considerations [Member] | Financial liabilities required to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ (1,488)	¥ (2,683)
Redeemable Non Controlling Interests [Member] | Financial liabilities designated to be measured at FVPL [member]
Liabilities:
Financial liabilities required to be measured at FVPL	3,270	1,410
Debt securities [member] | Investment funds [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	3,887	(2,420)
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	171	(14)
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	1,315	598
Debt securities [member] | Foreign Corporate Bonds [Member] | Financial assets designated to be measured at FVPL [member]
Assets:
Financial assets	646	(84)
Debt securities [member] | Securitized Products [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	1,461	(389)
Debt securities [member] | Japanese Corporate Bonds [Member] | Financial assets required to be measured at FVOCI [member]
Assets:
Financial assets	8	6
Equity securities [member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	495	(413)
Derivatives [member] | Equity Contracts [Member] | Financial assets required to be measured at FVPL [member]
Assets:
Financial assets	¥ (2,816)	¥ (393)